Share-based compensation - Options on EUR/USD-denominated listed share (Detail)	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares
EUR
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period (in shares) | shares	3,396,539	3,660,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period (in EUR per share) | € / shares	€ 22.16	€ 22.16
Number of share options exercised in share-based payment arrangement (in shares) | shares	(378,515)	(3,793)
Weighted average exercise price of share options exercised in share-based payment arrangement (in EUR per share) | € / shares	€ 22.16	€ 22.16
Number of share options forfeited in share-based payment arrangement (in shares) | shares	(11,548)	(259,668)
Weighted average exercise price of share options forfeited (in EUR per share) | € / shares	€ 22.16	€ 22.16
Number of share options expired in share-based payment arrangement (in shares) | shares	(39,983)	0
Weighted average exercise price of share options expired in share-based payment arrangement (in EUR per share) | € / shares	€ 22.16	€ 0
Number of share options outstanding in share-based payment arrangement at end of period (in shares) | shares	2,966,493	3,396,539
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (in EUR per share) | € / shares	€ 22.16	€ 22.16
US Dollar
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period (in shares) | shares	1,637,764	1,929,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period (in EUR per share) | € / shares	€ 24.42	€ 24.42
Number of share options exercised in share-based payment arrangement (in shares) | shares	(201,873)	0
Weighted average exercise price of share options exercised in share-based payment arrangement (in EUR per share) | € / shares	€ 24.42	€ 0
Number of share options forfeited in share-based payment arrangement (in shares) | shares	(54,248)	(291,236)
Weighted average exercise price of share options forfeited (in EUR per share) | € / shares	€ 24.42	€ 24.42
Number of share options outstanding in share-based payment arrangement at end of period (in shares) | shares	1,381,643	1,637,764
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (in EUR per share) | € / shares	€ 24.42	€ 24.42